UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

The Korea Fund, Inc.

	Shares	Value ($)

Common Stocks 80.8%
Consumer Discretionary 10.3%
Auto Components 5.5%
Hankook Tire Co., Ltd.	2,576,393	38,980,009
Hyundai Mobis	132,642	11,740,646
Nexen Tire Corp.	191,661	3,945,266
Samsung Climate Control Co., Ltd. (a)	560,224	4,797,307

		59,463,228
Diversified Consumer Services 0.4%
MegaStudy Co., Ltd.*	59,500	4,390,850
Hotels Restaurants & Leisure 1.4%
Hana Tour Service, Inc. (b)	88,800	6,854,673
Hotel Shilla Co., Ltd. (b)	581,047	8,073,419

		14,928,092
Internet & Catalog Retail 0.3%
GS Home Shopping, Inc.	38,044	3,602,355
Media 1.2%
Cheil Communications, Inc.	46,953	10,027,530
Yedang Entertainment Co., Ltd.*	360,584	3,340,115

		13,367,645
Multiline Retail 1.2%
Taegu Department Store Co., Ltd. (a)	735,080	13,012,944
Textiles, Apparel & Luxury Goods 0.3%
BYC Co., Ltd. (a)	26,761	3,015,983
Consumer Staples 9.2%
Beverages 0.3%
Hite Brewery Co., Ltd. (b)	26,146	3,727,070
Food & Staples Retailing 3.1%
Shinsegae Co., Ltd.	72,864	33,222,264
Food Products 3.5%
CJ Corp.*(a) (b)	67,424	7,806,917
Crown Confectionary Co., Ltd. (a)	64,714	9,025,059
Nam Yang Dairy Products Co., Ltd.	22,611	15,638,732
Nhong Shim Co., Ltd. (b)	20,680	5,789,378

		38,260,086
Personal Products 0.2%
Cosmax, Inc.	283,600	1,599,555
Tobacco 2.1%
KT&G Corp.	396,585	22,368,112
Energy 5.1%
Oil, Gas & Consumable Fuels
S-Oil Corp. (b)	503,401	38,651,415
SK Corp.	241,017	16,173,640

		54,825,055

Financials 17.5%
Banks 7.2%
Industrial Bank of Korea	385,400	7,139,975
Jeonbuk Bank (a)	1,757,473	16,840,339
Kookmin Bank	560,638	48,412,442
Kookmin Bank (ADR)	68,312	5,842,042

		78,234,798
Capital Markets 1.3%
Korea Investment Holdings Co., Ltd.	262,439	9,399,833
Samsung Securities Co., Ltd. (b)	89,300	4,779,333

		14,179,166
Consumer Finance 0.9%
LG Card Co., Ltd.*	168,221	9,055,124
Insurance 8.1%
Korean Reinsurance Co.	865,426	9,397,122
Meritz Fire & Marine Insurance Co. Ltd. (a)	3,371,030	15,855,915
Samsung Fire & Marine Insurance Co., Ltd. (a)	474,810	62,796,506

		88,049,543
Health Care 0.5%
Pharmaceuticals
Choongwae Pharma Corp.	1,799	59,992
Yuhan Corp.	34,679	5,692,981

		5,752,973
Industrials 5.8%
Building Products 0.2%
Samwoo EMC Co., Ltd. (a)	510,926	1,966,718
Commercial Services & Supplies 1.5%
Insun ENT Co., Ltd. (c)	196,229	2,575,051
S1 Corp.	306,554	13,535,577

		16,110,628
Construction & Engineering 0.2%
Samho International Co., Ltd.	141,088	2,439,562
Electrical Equipment 2.3%
Seoul Semiconductor Co., Ltd. (a) (b)	650,192	23,087,303
Wooree ETI Co., Ltd.* (b)	194,200	2,518,444

		25,605,747
Machinery 0.0%
NEPES Corp.*	26	341
Road & Rail 1.6%
Korea Express Co., Ltd.*	219,344	17,157,415
Information Technology 20.3%
Electronic Equipment & Instruments 3.5%
Ace Digitech Co. Ltd.*	286,535	3,140,796
INTOPS Co., Ltd.	109,997	3,905,822
LG.Philips LCD Co., Ltd. (ADR)* (b)	300,247	6,815,607
Samsung SDI Co., Ltd.	142,119	11,555,580
SE Co., Ltd. (a) (c) (d)	636,950	2,058,484
SFA Engineering Corp. (a) (b)	315,573	10,425,991

		37,902,280

Internet Software & Services 1.2%
Ahnlab, Inc. (b)	80,869	1,955,971
NHN Corp.*	34,115	10,533,656

		12,489,627
Semiconductors & Semiconductor Equipment 15.6%
Phicom Corp. (a)	896,116	10,744,907
Phoenix PDE Co., Ltd.	582,100	2,480,335
Samsung Electronics Co., Ltd. (e)	230,350	149,362,392
Simm Tech Co., Ltd. (b)	739,583	7,330,367

		169,918,001
Materials 9.1%
Chemicals 1.4%
LG Chemical Ltd. (b)	121,334	5,513,479
Samsung Fine Chemicals Co., Ltd. (b)	249,682	6,887,070
Youlchon Chemical Co., Ltd.	224,695	2,624,834

		15,025,383
Metals & Mining 7.7%
Dongkuk Steel Mill Co., Ltd. (b)	673,185	13,337,599
Korea Zinc Co., Ltd. (b)	62,300	4,886,023
POSCO	254,977	65,738,718

		83,962,340
Telecommunication Services 3.0%
Wireless Telecommunication Services
SK Telecom Co., Ltd.	165,724	32,834,366

Total Common Stocks (Cost $218,462,261)		876,467,251
Preferred Stocks 16.7%
Consumer Discretionary 6.7%
Automobiles
Hyundai Motor Co. (b)	841,120	45,016,715
Hyundai Motor Co. (2nd)	499,954	27,632,287

		72,649,002
Consumer Staples 1.5%
Food Products
CJ Corp. *	176,578	11,704,017
CJ Corp. (2nd) *	34,073	3,247,386
CJ Corp. (3rd) (Convertible) *	20,126	1,843,571

		16,794,974
Energy 0.6%
Oil, Gas & Consumable Fuels
S-Oil Corp.	105,626	6,196,667
Financials 3.0%
Capital Markets 0.6%
Daishin Securities Co., Ltd.	399,181	6,039,482
Insurance 2.4%
Samsung Fire & Marine Insurance Co., Ltd.	360,865	26,110,343
Information Technology 4.9%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd. (e)	103,764	53,131,525

Total Preferred Stocks (Cost $21,711,826)		180,921,993

	Principal Amount($)	Value ($)
Convertible Bond 0.0%
Consumer Staples
Haitai Confectionery Loan Certificates Zero Coupon, 11/28/2009 (c) (f) (g) (Cost $0)	8,119,549	7,457

	Shares	Value ($)
Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 4.73% (h) (i) (Cost $59,966,246)	59,966,245	59,966,245
Cash Equivalents 0.4%
Cash Management QP Trust, 4.64% (j) (Cost $4,031,180)	4,031,180	4,031,180
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 304,171,513)	103.4	1,121,394,126
Other Assets and Liabilities, Net	(3.4)	(37,388,611)

Net Assets	100.0	1,084,005,515

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)

Affiliated issuer. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities A summary of the Fund’s transactions during the nine months ended March 31, 2006 with companies which are or were affiliates is as follows:

Affiliate	Value at June 30, 2005 ($)	Common/ Preferred Shares	Total Purchase Cost ($)	Total Sales (Cost) ($)	Total Realized Gain/(Loss) ($)	Dividend Income ($)	Value at March, 31, 2006 ($)
Anycell **	-	-	-	2,020,774	(2,020,774)	-	-
BYC Co., Ltd.	2,257,028	26,761	-	836,312	168,994	16,536	3,015,983
CJ Corp.	7,380,024	67,424	-	2,167,455	1,737,353	83,324	7,806,917
Crown Confectionary Co., Ltd	14,702,465	64,714	-	3,813,645	(336,246)	53,316	9,025,059
Daeyang E&C ltd.	9,144,525	-	-	7,811,256	2,450,762	-	-
Interflex Co., Ltd.	13,148,793	-	-	9,730,664	(2,927,195)	55,921	-
Jeonbuk Bank	15,311,560	1,757,473	-	7,618,294	3,540,644	155,465	16,840,339
Meritz Fire & Marine Insurance Co.	12,983,002	3,371,030	-	416,362	314,241	288,639	15,855,915
Phicom Corp.	6,831,582	896,116	2,382,867	4,314,498	1,949,906	124,906	10,744,907
Samsung Climate Control Co., Ltd.	4,467,342	560,224	-	1,568,677	633,879	13,847	4,797,307

Samsung Fire & Marine Insurance Co., Ltd.	79,187,981	474,810	-	50,350,175	44,806,926	465,023	62,796,506
Samwoo EMC Co., Ltd.	2,995,292	510,926	-	1,152,123	476,082	63,141	1,966,718
SE Co., Ltd.	1,933,323	636,950	-	-	-	-	2,058,484
Seoul Semiconductor Co., Ltd.	29,385,634	650,192	-	8,544,110	4,014,409	187,488	23,087,303
SFA Engineering Co.	12,005,567	315,573	-	3,653,569	1,940,423	285,993	10,425,991
Sung Shin Cement **	5,232,964	-	-	5,076,794	194,047	92,416	-
Taegu Department Store Co., Ltd.	12,345,615	735,080	-	7,608,179	3,558,444	447,675	13,012,944
			2,382,867	116,682,887	60,501,895	2,333,690	181,434,373

** Not an affiliate at 3/31/2006
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $57,230,547 which is 5.3% of net assets.
(c)

Securities valued at fair value by management and approved in good faith following procedures approved by the Directors, amounted to $4,640,992 (0.4% of net assets at March 31, 2006). Their values have been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at March 31, 2006 aggregated $4,320,461. The securities may also have certain restrictions as to resale.

(d)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

A Shareholder of SE Co. Ltd. has given the Fund a put option at cost, payable on demand until it has an initial public offering. Information concerning the private placement security at March 31, 2006 is as follows:

Restricted	Acquisition			As a % of
Securities	Date	Cost ($)	Value ($)	Net Assets
SE Co., Ltd.	12/22/2000	1,616,637	2,058,484	0.2

(e)	At March 31, 2006, 18.7% of the Fund's net assets is invested in Samsung Electronics Co., Ltd.
(f)	Company in restructuring process, principal only subject to repayment.
(g)	Principal amount stated in Korean Won.
(h)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending.
(j)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Korea Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The Korea Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006